NON-PARTICIPANT - DIRECTED INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EBP France
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Net Assets and Changes in Net Assets for Non-Participant Directed Investments
Information about the net assets and the significant components of the changes in net assets relating to the non- participant directed investments as of June 30, 2026, 2025 and 2024 is as follows:

(All numbers in Euros)	2026	2025	2024

Net assets:
P&G Company Stock (FCPE Option D) - beginning of year	134,927,478	145,525,742	140,691,705

Changes in net assets:
Net appreciation (depreciation) in fair value of investments	(1,922,531)	(7,810,847)	16,253,146
Participant contributions	5,100,171	5,035,349	4,797,285
Employer contributions	4,573,576	6,587,969	5,777,217
Benefits paid to participants	(12,332,967)	(14,410,736)	(21,993,611)
Net change	(4,581,752)	(10,598,264)	4,834,037

P&G Company Stock (FCPE Option D)—end of year	130,345,726	134,927,478	145,525,742